Federated Hermes Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—98.9%
		Communication Services—8.1%
313,700	[1]	Alphabet, Inc., Class A	$ 53,812,098
88,700		Meta Platforms, Inc.	42,117,421
39,000	[1]	Spotify Technology SA	13,413,660
455,800		Universal Music Group	10,841,231
		TOTAL	120,184,410
		Consumer Discretionary—11.2%
49,200	[1]	Airbnb, Inc.	6,866,352
396,400	[1]	Amazon.com, Inc.	74,118,872
612,300	[1]	Chipotle Mexican Grill, Inc.	33,260,136
27,400		Home Depot, Inc.	10,087,584
20	[1,2]	New Cotai LLC/Capital	0
379,000		TJX Cos., Inc.	42,834,580
		TOTAL	167,167,524
		Consumer Staples—4.2%
40,000		Constellation Brands, Inc., Class A	9,806,400
63,700		Costco Wholesale Corp.	52,361,400
		TOTAL	62,167,800
		Financials—7.2%
29,750		BlackRock, Inc.	26,075,875
149,088		London Stock Exchange Group PLC	18,168,237
8,300		MSCI, Inc., Class A	4,488,308
57,323		S&P Global, Inc.	27,786,178
113,700		Visa, Inc., Class A	30,206,679
		TOTAL	106,725,277
		Health Care—17.4%
120,000	[1]	Argenx SE, ADR	61,904,400
66,600		AstraZeneca PLC	10,559,139
86,700	[1]	Boston Scientific Corp.	6,405,396
63,700		Danaher Corp.	17,649,996
215,500	[1]	Dexcom, Inc.	14,615,210
40,000		Eli Lilly & Co.	32,170,800
40,700	[1]	Intuitive Surgical, Inc.	18,095,627
11,700		Lonza Group AG	7,779,400
239,100		Novo Nordisk A/S	31,681,579
60,681	[1]	Sarepta Therapeutics, Inc.	8,631,265
32,800		Stryker Corp.	10,740,360
85,200	[1]	Veeva Systems, Inc.	16,352,436
46,700	[1]	Vertex Pharmaceuticals, Inc.	23,150,124
		TOTAL	259,735,732
		Industrials—9.8%
91,400		Eaton Corp. PLC	27,857,806
101,700		General Electric Co.	17,309,340
151,900		Quanta Services, Inc.	40,311,222
152,700		Trane Technologies PLC	51,044,556
137,000	[1]	Uber Technologies, Inc.	8,832,390
		TOTAL	145,355,314

Shares			Value
		COMMON STOCKS—continued
		Information Technology—36.4%
16,800	[1]	Adobe, Inc.	$ 9,267,720
83,300	[1]	Advanced Micro Devices, Inc.	12,035,184
218,300		Apple, Inc.	48,480,064
104,600		Applied Materials, Inc.	22,196,120
205,000		Broadcom, Inc.	32,939,400
100,700	[1]	Crowdstrike Holdings, Inc.	23,358,372
113,000	[1]	Datadog, Inc.	13,157,720
16,500		Intuit, Inc.	10,681,275
67,800		Micron Technology, Inc.	7,445,796
242,000		Microsoft Corp.	101,240,700
925,000		NVIDIA Corp.	108,243,500
102,400	[1]	Palo Alto Networks, Inc.	33,252,352
79,200	[1]	Salesforce, Inc.	20,496,960
84,000	[1]	ServiceNow, Inc.	68,408,760
376,300	[1]	Shopify, Inc.	23,029,560
34,200	[1]	Workday, Inc.	7,767,504
		TOTAL	542,000,987
		Materials—1.7%
38,800		Ecolab, Inc.	8,950,772
44,800		Sherwin-Williams Co.	15,715,840
		TOTAL	24,666,612
		Real Estate—2.1%
332,500	[1]	CoStar Group, Inc.	25,941,650
36,900		ProLogis, Inc.	4,651,245
		TOTAL	30,592,895
		Utilities—0.8%
166,500		NextEra Energy, Inc.	12,718,935
		TOTAL COMMON STOCKS (IDENTIFIED COST $644,487,572)	1,471,315,486
		INVESTMENT COMPANY—1.4%
21,222,779		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[3] (IDENTIFIED COST $21,222,779)	21,222,779
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $665,710,351)	1,492,538,265
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[4]	(4,352,802)
		TOTAL NET ASSETS—100%	$1,488,185,463
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$3,763,200	$6,466,408	$10,229,608
Purchases at Cost	$139,451,612	$286,403,834	$425,855,446
Proceeds from Sales	$(121,992,033)	$(292,866,002)	$(414,858,035)
Change in Unrealized Appreciation/Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$(4,240)	$(4,240)
Value as of 7/31/2024	$21,222,779	$—	$21,222,779
Shares Held as of 7/31/2024	—	—	—
Dividend Income	$199,348	$400,341	$599,689

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,242,893,724	$—	$0	$1,242,893,724
International	149,392,176	79,029,586	—	228,421,762
Investment Company	21,222,779	—	—	21,222,779
TOTAL SECURITIES	$1,413,508,679	$79,029,586	$0	$1,492,538,265

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
PLC	—Public Limited Company